Share-based compensation - Summary of Restricted Stock Units Granted Under The Plan (Detail) - Restricted Share Unit [Member]	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSU, Beginning balance | shares	3,509,000	3,001,000	2,583,000
Number of RSU, Granted | shares	2,588,000	2,354,000	1,619,000
Number of RSU, Forfeit | shares	(284,000)	(940,000)	(576,000)
Number of RSU, Settled | shares	(2,094,000)	(906,000)	(625,000)
Number of RSU, Ending balance | shares	3,720,000	3,509,000	3,001,000
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares	$ 6.94	$ 7.7	$ 1.37
Weighted Average Grant Date Fair Value, Granted | $ / shares	4.9	5.94	13.88
Weighted Average Grant Date Fair Value, Forfeit | $ / shares	6.61	7.91	3.34
Weighted Average Grant Date Fair Value, Settled | $ / shares	5.57	5.86	1.57
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 6.32	$ 6.94	$ 7.7
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSU, Beginning balance | shares	285,280	83,030.00	0
Number of RSU, Granted | shares	115,000	327,270	94,900
Number of RSU, Forfeit | shares	(82,250)	(76,240)
Number of RSU, Settled | shares	(77,150)	(48,780)	(11,870)
Number of RSU, Ending balance | shares	240,890	285,280	83,030.00
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares	$ 6.42	$ 11.22	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares	5.1	6.54	11.22
Weighted Average Grant Date Fair Value, Forfeit | $ / shares	5.5	10.7
Weighted Average Grant Date Fair Value, Settled | $ / shares	7.17	9.69	11.22
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 6.49	$ 6.42	$ 11.22